ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 8,668	$ 5,395
Administrative expenses	1,694	628
Interest expense	6,770	6,487
Accrued expenses	$ 17,132	$ 12,510